Taxes (Details)	12 Months Ended
Mar. 31, 2022
Taxable Income [Member]
Operating Loss Carryforwards [Line Items]
Annual taxable income	Not more than RMB1 million
Income tax rate	2.50%
Taxable Income Two [Member]
Operating Loss Carryforwards [Line Items]
Annual taxable income	RMB1 million to RMB3 million
Income tax rate	10.00%
Taxable Income Three [Member]
Operating Loss Carryforwards [Line Items]
Annual taxable income	Exceeding RMB3 million
Income tax rate	15.00%